Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 8.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information for Fidelity Advisor Electronics Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Stephen Barwikowski (portfolio manager) has managed the fund since January 2009.

The following information replaces similar information found in the "Fund Management" section on page 47.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMRC may provide investment advisory services for Fidelity Advisor Technology Fund.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Advisor Technology Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMR H.K. is an affiliate of FMR.

Charlie Chai is portfolio manager of Fidelity Advisor Technology Fund, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

Stephen Barwikowski is portfolio manager of Fidelity Advisor Electronics Fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

AFOC-13-01  February 15, 2013
1.480125.175

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2012
Prospectus

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information for Fidelity Advisor Electronics Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Stephen Barwikowski (portfolio manager) has managed the fund since January 2009.

The following information replaces similar information found in the "Fund Management" section on page 43.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMRC may provide investment advisory services for Fidelity Advisor Technology Fund.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Advisor Technology Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMR H.K. is an affiliate of FMR.

Charlie Chai is portfolio manager of Fidelity Advisor Technology Fund, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

Stephen Barwikowski is portfolio manager of Fidelity Advisor Electronics Fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research analyst and portfolio manager.

AFOCI-13-01  February 15, 2013
1.479771.168